Commitments and contingencies	12 Months Ended
Mar. 31, 2014
Commitments and contingencies
Commitments and contingencies

24                                  Commitments and contingencies

(a)                                 Operating lease commitments

For the years ended March 31, 2012, 2013 and 2014, total rental expenses for operating leases were RMB7,205, RMB4,666 and RMB3,735 (US$601), respectively.

During the year ended March 31, 2013, the Group completed the purchase of the previously leased property in the Guangdong province and terminated the previous lease contract (Note 6).

The total future minimum payments under non-cancellable operating leases as of March 31, 2014 are as follows:

	March 31, 2014
	RMB	US$

Fiscal year ending March 31,
2015	1,780	286
2016	156	25
2017	72	12
Total payments	2,008	323

(b)                                 Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2014 under this agreement amount to RMB2,000 (US$322) (2013: RMB2,000).

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The yearly service fee was RMB2,000 and renewed at a yearly service fee of RMB2,600 (US$418) effective from October 2013. The renewed agreement has a term of twenty years commencing in October 2013.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”). Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The yearly service fee was RMB2,000 and renewed at a yearly service fee of RMB3,200 (US$515) effective from October 2013.

In December 2010, Zhejiang Lukou entered into a cooperation agreement with Zhejiang Provincial Blood Center (“ZPBC”) for a term of three years. Pursuant to the agreement, ZPBC provides technical consultancy services and assistances to the Group in return for an annual advisory fee of RMB2,000 (US$322). As of July 31, 2014, the Group is in the process of renewing the agreement.

As of March 31, 2014, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2014
	RMB	US$

Fiscal year ending March 31,
2015	5,800	933
2016	5,800	933
2017	5,800	933
2018	5,800	933
2019	5,800	933
2020 and thereafter	71,567	11,513
Total payments	100,567	16,178